14. Cash Flow Information	12 Months Ended
Jun. 30, 2019
Cash Flows From Operating Activities
Cash Flow Information
Reconciliation of Cash Flow from Operations with Profit/(Loss) after Income Tax	2019 $	2018 $	2017 $
Profit/(Loss) after income tax	11,907	(202,114)	(4,550,604)
Non cash flows in profit / (loss)
Depreciation of plant and equipment – continued operations	-	1,898	487
Share of net loss/(profit) of associate	-	-	38,174
Provision for employee benefits			(2,826)
Other non cash adjustments	-	-	4,436
Current tax liabilities	(35)	-	-
Impairment of associate	(318)	-	3,608,038
Net cash (used in) operating activities before change in assets and liabilities	11,554	(200,216)	(902,295)

Change in assets and liabilities
Decrease in receivables	-	-	1,091
(Increase) / decrease in other assets	(2,557)	6,471	(4,691)
(Increase) in creditors and accruals	(1,427)	(377)	(87,870)
Decrease in provisions	(30,000)	-	-
Foreign Currency Adjustments	7,115	4,263	15,041
	(26,869)	10,357	(76,429)

Cash (used in) operations	(15,315)	(189,859)	(978,724)

There were no non-cash investing activities during the reported periods.

Cash flows are presented in the statement of cash flows on a gross basis, except for the GST component of investing and financing activities, which are disclosed as operating cash flows.

 GROUP STRUCTURE

This section provides information which will help users understand how the group structure affects the financial position and performance of the group as a whole. In particular, there is information about:

● changes to the structure that occurred during the year as a result of business combinations and the disposal of a discontinued operation

● transactions with non-controlling interests and interests in joint ventures.

A list of subsidiaries is provided in note 15. This note also discloses details about the group’s equity accounted investments.